CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2023	Jul. 21, 2023	Dec. 31, 2022
Operating expenses:
Selling, general and administrative	$ 9,949	$ 9,841	$ 13,675
Research and development	13,243	19,803	34,754
Change in fair value of contingent consideration	(52,750)
Total operating costs and expenses	(29,558)	29,644	48,429
(Loss) income from operations	29,558	(29,644)	(48,429)
Other (loss) income:
Change in fair value of convertible notes		(19,359)	(4,416)
Change in fair value of warrants	2,318
Change in fair value of embedded forward purchase agreements and derivative liabilities	(8,366)	(11,789)
Other income, net	536	114	289
Total other (loss) income, net	(5,512)	(31,034)	(4,127)
(Loss) income before taxes	24,046	(60,678)	(52,556)
Income taxes	0	0	0
(Loss) income and comprehensive (loss) income	$ 24,046	$ (60,678)	$ (52,556)
Basic net (loss) income per share (in dollars per share)	$ 0.65	$ (0.44)	$ (0.38)
Diluted net (loss) income per share (in dollars per share)	$ 0.65	$ (0.44)	$ (0.38)
Weighted average shares of common stock outstanding used to compute basic net loss per share	37,159,600	138,848,177	138,848,177
Weighted average shares of common stock outstanding used to compute diluted net loss per share	37,159,600	138,848,177	138,848,177
Financial Designation, Predecessor and Successor [Fixed List]	Successor